Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
14.	LEASES

Effective on January 1, 2020, the Company adopted Topic 842. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Rent expense is recognized on a straight-line basis over the lease term.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
Right-of-use Assets	$833,030	$61,981

Lease payment liabilities-current	(483,658)	(40,098)
Lease payment liabilities- non-current	(295,962)	(18,390)
Total	$(779,620)	$(58,488)

The weighted-average discount rate for the operating lease was 5.00%, 5.00% and 5.00% as of December 31, 2023, 2024 and 2025. The amortization expenses of right-of-use assets were $615,968, $604,341 and $148,839 for the years ended December 31, 2023, 2024 and 2025.

For the years ended December 31, 2023, 2024 and 2025, the lease expense was as follows:

	For the years ended December 31,
	2023	2024	2025
Operating leases cost excluding short-term rental expense	$698,455	$666,488	$164,217
Short-term lease cost	22,504	3,780	17,043
Total	$720,959	$670,268	$181,261

The following is a schedule of future minimum payments under our operating leases:

For the year ended December 31,	Operating Leases
2026	40,347
2027	19,047
Total lease payments	59,394
Less: imputed interest	(906)
Total	$58,488